Earnings per share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per share
Earnings per Share

 The two-class method is used in the calculation of basic and diluted earnings per share. Under the two-class method, earnings available to common shareholders for the period are allocated between common shareholders and participating securities according to dividends declared (or accumulated) and participation rights in undistributed earnings.  The Company has determined that 104,000 of its 189,000 outstanding non-vested stock awards are participating securities as of December 31, 2013.

Earnings per common share have been computed based on the following for the twelve months ended December 31:

	2013	2012	2011

Net income attributable to Oneida Financial Corp.	$6,086,188	$5,760,418	$5,729,281
Net earnings allocated to participating securities	(98,251)	(51,048)	—
Net earnings allocated to common stock	$5,987,937	$5,709,370	$5,729,281

Basic
Distributed earnings allocated to common stock	$3,294,538	$3,264,243	$3,335,221
Undistributed earnings allocated to common stock	2,693,399	2,445,127	2,394,060
Net earnings allocated to common stock	$5,987,937	$5,709,370	$5,729,281

Weighted average common shares outstanding including shares considered participating securities	6,965,877	6,912,886	7,114,496
Less: Average unallocated ESOP shares	(37,688)	(70,166)	(110,793)
Less: Average participating securities	(106,604)	(55,099)	—
Weighted average shares	6,821,585	6,787,621	7,003,703
Basic earnings per share	$0.88	$0.84	$0.82

Diluted
Net earnings allocated to common stock	$5,987,937	$5,709,370	$5,729,281

Weighted average common shares outstanding for basic earnings per common share	6,821,585	6,787,621	7,003,703
Add: Dilutive effects of assumed exercise of stock options and nonparticipating shares	52,187	5,681	—
Weighted average shares and dilutive potential common shares	6,873,772	6,793,302	7,003,703
Diluted earnings per common share	$0.87	$0.84	$0.82

Stock options for 2,215 and 197,500 shares of common stock were not considered in computing diluted earnings per share for the twelve months ended ended December 31, 2013 and 2012 respectively because they were anti-dilutive.   There were no potentially dilutive securities outstanding for the twelve months ended December 31, 2011.